Securites Act Registration No. 333-156366

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

/X/ Pre-Effective Amendment No. 3	/ / Post-Effective Amendment No.

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copies of all communications to:

Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Explanatory Note

This submission is being made solely to clarify that the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund are all proposed to be reorganized into the Ordinary Class shares of the Hennessy Select Large Value Fund, CIK 0000891944, Series S000025096, Class C000074660.

The Registration Statement on Form N-14, Securities Act Registration No. 333-156366, filed on December 19, 2008 (the “Registration Statement”) and the Pre-Effective Amendment No. 1 to the Registration Statement filed on January 16, 2009 (the “Amended Registration Statement”), including all annexes and exhibits to the Registration Statement and the Amended Registration Statement, are both expressly incorporated by reference into this Pre-Effective Amendment No. 3 to the Registration Statement in their entirety.

SIGNATURES

        As required by the Securities Act of 1933, this amended registration statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 21st day of January, 2009.

HENNESSY FUNDS TRUST
(Registrant)
By: /s/ Neil J. Hennessy
Neil J. Hennessy, President

        As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Neil J. Hennessy	President (Principal Executive	January 21, 2009
Neil J. Hennessy	Officer) and a Trustee
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen	Executive Vice President and	January 21, 2009
Teresa M. Nilsen	Treasurer (Principal
Financial and Accounting
Officer)

*By:	/s/ Neil J. Hennessy Neil J. Hennessy Attorney-in-fact Dated as of January 21, 2009

Signature Page